Software Development Costs, net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Successor [Member]
Statement [Line Items]
Capitalized software development costs
Accumulated amortization
Software development costs, net
Predecessor [Member]
Statement [Line Items]
Capitalized software development costs		$ 2,680
Accumulated amortization		(2,193)
Software development costs, net		$ 487